Note 14 - Commitments and Contingencies - Schedule of Time Charter Arrangements (Details) $ in Thousands	Dec. 31, 2021 USD ($)
2022	$ 801,740
2023	714,743
2024	621,843
2025	425,105
2026	235,837
2027 and thereafter	444,182
Total	$ 3,243,450